SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.         SUBSEQUENT EVENTS

On January 20, 2019, the board of the Company approved a 2019 Share Incentive Plan (the “2019 Plan”) to incentivize directors, executive officers, employees and consultants of the Company. 2,867,382 ordinary shares are authorized and reserved for issuance pursuant to all awards granted under the 2019 Plan.